CURRENT AND DEFERRED INCOME TAXES - Disclosure of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current and deferred income taxes [Abstract]
Current tax expense	$ 1,288	$ 0
Deferred tax recovery	(552)	0
Total tax expense	$ 736	$ 0